Projects Under Construction [as of July 15, 2020]

Construction Start	HIT Projects	City	State	Units	Union Const Hrs	HIT Commitment	Total Development Cost
4Q 2016	Cherry Street Lofts Phase I	Bridgeport	CT	157	471,410	$35,000,000	$54,382,955
3Q 2017	The Fountains of Ellisville	Ellisville	MO	229	174,840	$17,517,500	$18,213,929
3Q 2017	Lathrop Homes Phase 1A	Chicago	IL	414	1,580,250	$22,000,000	$175,865,785
2Q 2018	The Chamberlain	Richfield	MN	316	420,570	$48,277,000	$62,509,690
3Q 2018	Montclare Senior Residences of Calumet Heights	Chicago	IL	134	464,000	$9,200,000	$32,721,472
3Q 2018	Church & State (Project 29)	Cleveland	OH	158	459,220	$39,000,000	$54,834,231
3Q 2018	Riverdale Station East	Coon Rapids	MN	180	325,650	$28,350,000	$38,273,494
4Q 2018	1490 Southern Boulevard	Bronx	NY	115	456,530	$35,000,000	$59,120,711
4Q 2018	Montclare Senior Residences of Englewood	Chicago	IL	102	352,240	$2,300,000	$25,397,680
4Q 2018	Ya Po Ah Terrace Condo B	Eugene	OR	112	177,980	$7,879,300	$32,226,372
4Q 2018	Ya Po Ah Terrace Condo A	Eugene	OR	109	136,270	$7,405,000	$29,179,063
4Q 2018	Lake Street Apartments	Minneapolis	MN	111	221,440	$13,500,000	$27,554,885
2Q 2019	Betances Residence	Bronx	NY	152	633,290	$52,000,000	$98,000,000
2Q 2019	95 Saint Alphonsus Street Apartments (Longwood II)	Boston	MA	115	478,300	$51,940,400	$66,685,759
2Q 2019	Bassett Creek Apartments	Minneapolis	MN	139	344,690	$33,609,500	$37,616,980
2Q 2019	Zvago Cooperative at Lake Superior	Duluth	MN	51	176,940	$14,033,700	$18,436,578
3Q 2019	The Block at 803 Waimanu	Honolulu	HI	153	375,700	$17,137,500	$54,228,601
3Q 2019	Old Colony Phase 3A	Boston	MA	135	511,510	$48,060,000	$64,040,972
4Q 2019	Cote Village	Boston	MA	76	415,960	$20,116,000	$49,049,428
4Q 2019	Parker Station Flats	Robbinsdale	MN	198	508,780	$41,393,900	$53,082,171
4Q 2019	Sundance at Settler's Ridge	Woodbury	MN	218	544,190	$53,545,900	$69,580,136
4Q 2019	Gateway Northeast	Minneapolis	MN	128	273,760	$20,950,000	$38,660,971
4Q 2019	18 Sixth Avenue at Pacific Park	Brooklyn	NY	858	3,881,830	$100,000,000	$710,000,000
2Q 2020	Wrigleyville North Apartments	Chicago	IL	120	289,900	$34,982,300	$40,912,471

	HIT Projects	24		4,480	13,675,250	$753,198,000	$1,910,574,334

Construction Start	Building America CDE, Inc. Projects (HIT Subsidiary)	City	State	Sq. Ft.	Union Const Hrs	New Markets Tax Credits Allocation	Total Development Cost
1Q 2018	Joseph P. Addabbo Family Health Center	Queens	NY	44,500	216,970	$8,000,000	$23,420,528
3Q 2018	Providence Public Library	Providence	RI	83,000	288,940	$8,000,000	$23,268,692
3Q 2018	Horizons-Watermark Center	Boston	MA	211,000	455,850	$8,000,000	$62,076,217
2Q 2019	Altgeld Family Resource Center	Chicago	IL	40,000	252,760	$10,000,000	$28,115,001
4Q 2019	Powel-Science Leadership Academy Middle School	Philadelphia	PA	90,000	340,530	$9,000,000	$49,873,280
4Q 2019	Renaissance Village	Welch	WV	20,700	98,950	$9,000,000	$9,330,000
1Q 2020	YWCA of Central Massachusetts	Worcester	MA	74,300	187,630	$9,000,000	$24,875,180
3Q 2020	Sugar Hill	Detroit	MI	54,760	314,560	$14,500,000	$35,080,214
	Projects Receiving Building America CDE, Inc. New Markets Tax Credits Allocation	8		618,260	2,156,190	$75,500,000	$256,039,112

	Grand Total	32			15,831,440		$2,166,613,446

*Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of July 15, 2020. Economic impact data is in 2019 dollars and all other figures are nominal.

This table provides information about projects financed by the HIT that were under construction as of the date of this report. The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call the HIT at (202) 331‐8055 or visit the HIT’s website at www.aflcio-hit.com.